Oil and Natural Gas Properties (Oil and Natural Gas Properties) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Oil And Natural Gas Properties [Abstract]
Proved property	$ 641,468	$ 636,816	$ 591,889
Unproved property	1,459	1,589	1,380
Total property costs	642,927	638,405	593,269
Materials and supplies	1,057	1,054	771
Land	751	751	751
Total	644,735	640,210	594,791
Less: Accumulated depreciation, depletion, amortization and impairments	(503,436)	(495,215)	(474,669)
Oil and natural gas properties and equipment, net	$ 141,299	$ 144,995	$ 120,122